STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 24, 2015
Stock Options
Transactions During Fiscal 2015
Transactions during fiscal 2015 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 25, 2014	1,701	$24.80
Granted	279	51.24
Exercised	(765)	21.25
Forfeited or canceled	(42)	34.45
Options outstanding at June 24, 2015	1,173	$33.08	4.8	$28,849
Options exercisable at June 24, 2015	624	$24.06	3.4	$20,907

Restricted Share Award
Transactions During Fiscal 2015
Transactions during fiscal 2015 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 25, 2014	1,508	$29.39
Granted	282	50.71
Vested	(567)	20.68
Forfeited	(64)	36.58
Restricted share awards outstanding at June 24, 2015	1,159	$38.44